Financial Liabilities - Schedule of Contractual Interest and Repayment Obligation to Convertible Bonds and EIB Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Principal repayment	€ 2,031	€ 2,031
Interest payment	183	305
Convertible Bond 2017/2022 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	122	122
Convertible Bond 2017/2022 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	2,031	2,031
Interest payment	61	61
Convertible Bond 2017/2022 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		122
EIB loan 2017 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000	10,000
Interest payment	4,815	5,843
EIB loan 2017 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	461	461
EIB loan 2017 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000	10,000
Interest payment	4,354	4,949
EIB loan 2017 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2017 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2017 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2017 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		433
EIB loan 2019 [Member]
Statement Line Items [Line Items]
Principal repayment	5,000	5,000
Interest payment	2,519	2,897
EIB loan 2019 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	204	204
EIB loan 2019 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	214	214
EIB loan 2019 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	227	227
EIB loan 2019 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment	5,000	5,000
Interest payment	1,874	2,058
EIB loan 2019 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2019 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		194
Leasing Liabilities [Member]
Statement Line Items [Line Items]
Principal repayment	3,407	4,025
Interest payment	331	396
Leasing Liabilities [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment	1,138	1,098
Interest payment	148	114
Leasing Liabilities [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	577	484
Interest payment	85	64
Leasing Liabilities [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment	603	503
Interest payment	59	44
Leasing Liabilities [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment	630	523
Interest payment	33	24
Leasing Liabilities [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment	459	384
Interest payment	€ 6	4
Leasing Liabilities [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment		1,033
Interest payment		€ 146